Mercantile Funds, Inc.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated April 6, 2004

to the Class A, Class B and Class C Shares

Prospectus dated September 30, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Under the section entitled “Sales Charge Waivers – Class B and Class C Shares” on page 64 of the prospectus, the following should be added:

No CDSC is assessed on any exchanges or redemptions of Class C Shares of the Company held as part of a Mercantile Retirement Services qualified retirement plan under Section 401(k) of the Internal Revenue Code.